Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Compensation Expense
We recorded compensation expense for Performance LTIP units and LTIP units as presented in the table below (in thousands):

		Year Ended December 31,
Type	Line Item	2019	2018	2017
Performance LTIP units	Advisory services fee	$3,594	$6,797	$1,785
LTIP units	Advisory services fee	3,264	3,508	2,800
LTIP units - independent directors	Corporate, general and administrative	446	536	475
		$7,304	$10,841	$5,060

The following table summarizes the compensation expense (in thousands):

	Year Ended December 31,
Line Item	2019	2018	2017
Advisory services fee	$4,937	$8,241	$1,718

The following table summarizes the stock-based compensation expense (in thousands):

	Year Ended December 31,
Line Item	2019	2018	2017
Advisory services fee	$6,268	$6,698	$4,774
Management fees	768	1,159	645
Corporate, general and administrative - Premier	350	—	—
Corporate, general and administrative - independent directors	90	—	90
	$7,476	$7,857	$5,509

Summary of Restricted Stock Unit Activity
A summary of our restricted stock unit activity is as follows (shares in thousands):

	Year Ended December 31,
	2019		2018		2017
	Units	Weighted Average Price at Grant	Units	Weighted Average Price at Grant	Units	Weighted Average Price at Grant
Outstanding at beginning of year	1,713	$6.56	2,085	$7.03	1,627	$8.30
Restricted shares granted	1,340	5.36	907	6.64	1,272	6.46
Restricted shares vested	(863)	6.50	(1,230)	7.41	(759)	8.82
Restricted shares forfeited	(62)	5.82	(49)	6.41	(55)	6.73
Outstanding at end of year	2,128	$5.86	1,713	$6.56	2,085	$7.03

Summary of PSU Activity
A summary of our PSU activity is as follows (shares in thousands):

	Year Ended December 31,
	2019		2018		2017
	Units	Weighted Average Price at Grant	Units	Weighted Average Price at Grant	Units	Weighted Average Price at Grant
Outstanding at beginning of year	775	$6.31	820	$6.07	336	$6.38
PSUs granted	809	5.36	526	6.64	484	5.85
PSUs vested	—	—	(323)	6.19	—	—
PSUs canceled	—	—	(248)	6.38	—	—
Outstanding at end of year	1,584	$5.82	775	$6.31	820	$6.07